4. MARKETABLE SECURITIES: Schedule of Marketable Securities (Details) - Allied Copper Corp	12 Months Ended
Sep. 30, 2022 USD ($) shares
Marketable Securities, Shares | shares	1,155,707
Marketable Securities, Cost	$ 246,284
Marketable Securities, Fair Value	$ 161,799